Notes Payable (Details) - Schedule of balances exchanged notes	6 Months Ended
Jun. 30, 2022 USD ($) shares
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 240,500
Accrued Interest	19,758
Total Due	260,258
Gain on Exchange	$ 560
Series G Preferred Shares (in Shares) | shares	2,597
November 30, 2017 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 30,000
Accrued Interest	3,197
Total Due	33,197
Gain on Exchange	$ 70
Series G Preferred Shares (in Shares) | shares	331
January 30, 2018 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 72,000
Accrued Interest	7,072
Total Due	79,072
Gain on Exchange	$ 168
Series G Preferred Shares (in Shares) | shares	789
February 1, 2018 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 85,000
Accrued Interest	8,314
Total Due	93,314
Gain on Exchange	$ 198
Series G Preferred Shares (in Shares) | shares	931
July 23, 2019 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 25,000
Accrued Interest	610
Total Due	25,610
Gain on Exchange	$ 58
Series G Preferred Shares (in Shares) | shares	256
August 20, 2019 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 10,000
Accrued Interest	205
Total Due	10,205
Gain on Exchange	$ 23
Series G Preferred Shares (in Shares) | shares	102
August 28, 2019 [Member]
Notes Payable (Details) - Schedule of balances exchanged notes [Line Items]
Principal	$ 18,500
Accrued Interest	360
Total Due	18,860
Gain on Exchange	$ 43
Series G Preferred Shares (in Shares) | shares	188